Reconciliation of Liabilities Associated with Restructuring Accrual (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance		55		72
Accrued		54	[1]	8	[1]
Payments		(22)		(27)
Amortization of discount		2	[2]	2	[2]
Ending balance	89	89		55
Restructuring charge	53	53

[1]	Includes fourth quarter charge of $53 million.
[2]	Amortization of discount is charged to income as "Compensation and benefits".